INCOME TAXES - Schedule of the components of deferred tax (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liabilities
Accrued Liabilities	$ (148,056)
Deferred Costs	(854,821)
Marketable securities	(61,944)	(17,000)
Deferred tax assets
Non-capital losses	1,064,821	17,000
NET DEFERRED INCOME TAX ASSET (LIABILITY)